Environmental rehabilitation provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Current liabilities	$ 9,738	$ 2,287
Non-current liabilities	66,032	50,949
Environmental rehabilitation provision
Reconciliation of changes in other provisions [abstract]
Balance - Beginning of period	53,236	34,601
Acquisition of Tintic	4,599
New liabilities	22,353	20,433
Revision of estimates	(5,637)	(1,457)
Accretion expense	3,223	1,192
Settlement of liabilities / payment of liabilities	(3,409)	(1,240)
Currency translation adjustment	1,405	(293)
Balance - End of period	75,770	53,236
Current liabilities	9,738	2,287
Non-current liabilities	66,032	50,949
Total liabilities	75,770	$ 53,236
Estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation	$ 87,000
Weighted average actualization rate	3.88%